General Information	12 Months Ended
Dec. 31, 2024
General Information
General Information

Note 1

General Information

Corporate information

Cadeler A/S (the “Company” or the “Group”) is incorporated and domiciled in Denmark. The address of its registered office is Kalvebod Brygge 43, DK-1560 Copenhagen, Denmark. The Company is listed on the New York Stock Exchange (ticker: CDLR) and the Oslo Stock Exchange (ticker: CADLR).

The Group is a global leader in offshore wind installation, operations, and maintenance services headquartered in Copenhagen, Denmark. The Group owns and operates five offshore jack-up windfarm installation vessels, Wind Orca, Wind Osprey, Wind Scylla, Wind Zaratan and the recently added Wind Peak. In addition to wind farm installation, these vessels can perform maintenance, construction, decommissioning, and other tasks within the offshore industry.

The consolidated financial statements of the Group are composed of the Financial Statements of Cadeler A/S and its subsidiaries (which are wholly owned by the Parent Company Cadeler A/S). For more information on the subsidiaries of Cadeler A/S please refer to Note 29.